Derivative Instruments and Hedging Activities (Gains and Losses) (Detail) - Energy Commodities, net - USD ($) $ in Millions	9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net	$ 138	$ (614)		$ (334)	$ 72	$ 264
Not Designated as Hedging Instrument | Wholesale energy
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net	328	(2,520)	[1]	(1,353)	(99)	1,182
Not Designated as Hedging Instrument | Energy purchases
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net	(169)	1,937	[2]	1,013	130	(965)
Not Designated as Hedging Instrument | Retail Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net	(16)	(34)		30	25	30
Not Designated as Hedging Instrument | Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net	(5)	(1)		(30)	2
Not Designated as Hedging Instrument | Discontinued operations
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on derivative, net		4		6	14	17
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)						114
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	23	29		42	207	754
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					1	(3)
Cash Flow Hedges | Wholesale energy
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	(3)	(1)		1	240	838
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					1	(1)
Cash Flow Hedges | Energy purchases
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	25	23		31	(58)	(136)
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						(2)
Cash Flow Hedges | Depreciation
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	$ 1	1		2	2	2
Cash Flow Hedges | Discontinued operations
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)		$ 6		$ 8	$ 23	$ 50

[1]	The nine month period ended September 30, 2014 includes significant realized and unrealized losses on physical and financial commodity sales contracts due to the unusual market and weather volatility.
[2]	The nine month period ended September 30, 2014 includes significant realized and unrealized gains on physical and financial commodity purchase contracts due to the unusual market and weather volatility.